Other assets and liabilities	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Other assets and liabilities	Other assets and liabilitiesTrade receivables
Millicom’s trade receivables mainly comprise interconnect receivables from other operators, postpaid mobile and residential cable subscribers, as well as B2B customers. The nominal value of receivables adjusted for impairment approximates the fair value of trade receivables.

	2024	2023
	(US$ millions)
Gross trade receivables	800	851
Less: provisions for expected credit losses	(411)	(408)
Trade receivables, net	390	443

Aging of trade receivables

	Neither past due nor impaired	Past due (net of impairments)
		30–90 days	>90 days	Total
	(US$ millions)
2024:
Telecom operators	8	8	10	26
Own customers	214	47	42	303
Others	29	9	22	61
Total	252	64	74	390
2023:
Telecom operators	19	5	4	28
Own customers	263	49	51	364
Others	37	7	8	52
Total	319	61	63	443
Trade receivables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method, less provision for expected credit losses. The Group recognizes an allowance for expected credit losses (ECLs) applying a simplified approach in calculating the ECLs. Therefore, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime of ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment. The provision for expected credit losses is recognized in the consolidated statement of income within 'Equipment, programming and other direct costs'.
Inventories
Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out method. Net realizable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses.
Inventories

	2024	2023
	(US$ millions)
Telephone and equipment	32	27
SIM cards	2	4
Other	9	14
Inventory at December 31,	44	45
Trade payables
Trade payables are initially recognized at fair value and subsequently measured at amortized cost using the effective interest method where the effect of the passage of time is material.
From time to time, the Group enters into agreements to extend payment terms with various suppliers, and with factoring companies when such payments are discounted. Specifically, in March 2022, Millicom started to implement a supplier financing program with Citibank that as of December 31, 2024 covers five countries (El Salvador, Honduras, Nicaragua, Panama and Paraguay). In this program, Millicom designates Citibank as its paying agent, allowing participating suppliers – who enter into a separate agreement with Citibank – to transfer the rights of the approved invoices to Citibank. Millicom pays to Citibank at the invoices' due date, under the same terms and conditions that were originally agreed with the suppliers. The liabilities related to the invoices included in the program remain classified as trade payables. As of December 31, 2024, the outstanding balance of invoices transferred from suppliers to Citibank is $29 million (2023: $26 million).
Current and non-current provisions and other liabilities
Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, if it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Where the Group expects some or all of a provision to be reimbursed, for example under an insurance contract, the reimbursement is recognized as a separate asset, but only when the reimbursement is virtually certain.
The expense relating to any provision is presented in the statement of income net of any reimbursement. If the effect of the time value of money is material, provisions are discounted using a current pre-tax rate that reflects, where appropriate, risks specific to the liability. Where discounting is used, increases in the provision due to the passage of time are recognized as interest expenses.Current provisions and other liabilities
Current

	2024	2023
	(US$ millions)
Deferred revenue	95	96
Customer deposits	12	12
Current legal provisions (i)	98	8
Tax payables	51	72
Customer and MFS distributor cash balances	38	45
Withholding tax on payments to third parties	26	22
Other current liabilities (ii)	102	119
Total	421	374
(i) Refer to note G.3.1.
(ii) Includes $20 million (2023: $15 million) of tax risk liabilities not related to income tax.Non-current provisions and other liabilities
Non-current

	2024	2023
	(US$ millions)
Non-current legal provisions	6	6
Long-term portion of asset retirement obligations	159	173
Long-term portion of deferred income on tower sale and leasebacks recognized	23	31
Long-term employment obligations	44	51
Other non-current liabilities	51	68
Total	283	330
Non-current payables and accruals for capital expenditure
Non-current payables and accruals for capital expenditure include an amount of $140 million (December 31, 2023: $846 million) in relation to spectrum and license payables in Colombia. The major part of this payable is related to:
1) the acquisition, in December 2019, of licenses granting the right to use a total of 40 MHz in the 700 MHz band in Colombia. This 20-year license will expire in 2040. During the same auction, Tigo Colombia also acquired 55 MHz in the 1900 band and 30 MHz of AWS. Tigo Colombia agreed to a total notional consideration of COP 2.45 billion (equivalent to approximately $615 million at initial date's exchange rate), of which approximately 55% is payable in cash and 45% in coverage obligations to be met by 2025.
An initial payment of approximately $33 million was made in 2020, with the remainder payable in 12 annual installments beginning in 2026 and ending in 2037. The 55% cash portion bears interest at a rate corresponding to the Government Títulos de Tesorería (TES). In April and May 2020, local management received permission to operate 40 Mhz in the 700 MHz band and accounted for the spectrum as an intangible asset at an amount of $388 million corresponding to the net present value of the future payments, plus other costs directly attributable to this acquisition.
As of December 31, 2024, the outstanding payable in relation to these licenses classified as Liabilities Held for Sale amount to $456 million (December 31, 2023: $467 million, classified as non-current payable and accruals for capital expenditure). The related future interest commitments will be recognized in the joint operation as interest expense over the next 17 years. The remaining 45% consideration due as coverage obligations are currently being estimated and will be recognized in the statement of financial position of the joint operation as incurred.
2) in February 2023, the renewal of the spectrum license related to 1900 Mhz band for an additional period of 20 years. The total consideration amounts to COP 1.14 billion (approximately $281 million at initial date's exchange rate). The first payment representing 20% of the total consideration occurred on October 27, 2023.
As of December 31, 2024, the outstanding payable in relation to these licenses classified as Liabilities Held for Sale amount to $239 million, classified as non-current payable and accruals for capital expenditure. The remaining consideration will be paid from the joint operation in annual installments over the next 20 years and bears interest at the moving average of the last 24 months consumer price index (CPI) rate.
Assets and liabilities related to contract with customers
Contract assets, net

	2024	2023
	(US$ millions)
Long-term portion	21	21
Short-term portion	59	65
Less: provisions for expected credit losses	(3)	(4)
Total	77	82

Contract liabilities

	2024	2023
	(US$ millions)
Long-term portion	—	74
Short-term portion	121	82
Total	121	156
The Group recognized revenue for $131 million in 2024 (2023: $84 million) that was included in the contract liability balance at the beginning of the year.
The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at December 31, 2024 is $90 million ($89 million is expected to be recognized as revenue in the 2025 financial year and the remaining $2 million in the 2026 financial year or later). This amount does not consider contracts that have an original expected duration of one year or less, neither contracts in which consideration from a customer corresponds to the value of the entity’s performance obligation to the customer (i.e. billing corresponds to accounting revenue).

Contract costs, net (i)

	FY24	2023
	(US$ millions)
Net at January 1	12	10
Contract costs capitalized	5	5
Amortization of contract costs	(5)	(4)
Net at December 31	12	12
(i) Incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that Millicom otherwise would have recognized is one year or less.